Long-term investments, net (Details narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Impairment for long-term investments	$ 231,524	$ 234,869
Long-term investment	6,932,404	$ 7,032,573
Shanghai Zhong Jian Yiting Medical Health Technology
Long-term investment	7,100,000
Zhejiang Yili Yuncang Technology Group Co., Ltd | Equity Method Investee Twenty One
Long-term investment	$ 100,000
Noncontrolling interest, ownership percentage by parent	10.00%